Fair Value Measurements (Funds and Benefits Payable) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																			3 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2013 Other policyholder funds and benefits payable [Member]		Dec. 31, 2012 Other policyholder funds and benefits payable [Member]		Dec. 31, 2013 Other policyholder funds and benefits payable [Member] Guaranteed Minimum Withdrawal Benefit [Member]		Dec. 31, 2012 Other policyholder funds and benefits payable [Member] Guaranteed Minimum Withdrawal Benefit [Member]		Dec. 31, 2012 Other Liabilities [Member]	Dec. 31, 2013 Consumer Notes [Member]		Dec. 31, 2012 Consumer Notes [Member]		Dec. 31, 2013 Equity linked notes [Member] Other policyholder funds and benefits payable [Member]		Dec. 31, 2012 Equity linked notes [Member] Other policyholder funds and benefits payable [Member]		Dec. 31, 2013 Short Interest Rate Swaptions [Member] Fair Value, Inputs, Level 3 [Member] Income Approach Valuation Technique [Member] International Program Hedging Instruments [Member]		Mar. 31, 2012 Reinsurance Recoverable [Member] Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2013 Reinsurance Recoverable [Member] Guaranteed Minimum Withdrawal Benefit [Member]		Mar. 31, 2012 Reinsurance Recoverable [Member] UNITED STATES Guaranteed Minimum Withdrawal Benefit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value Based on Inputs																		$ (12)
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(3,127)	[1]	(5,785)	[1]	(3,119)	[1],[2]	(5,776)	[1],[2]	9	(2)		(4)		(8)	[1]	(9)	[1]
Total realized/unrealized gains (losses) included in net income	2,643	[1],[3]	2,921	[1],[3]	2,653	[1],[2],[3]	2,920	[1],[2],[3]	(34)	0	[1],[3]	2	[1],[3]	(10)	[1],[3]	1	[1],[3]
Total realized/unrealized gains (losses) included in OCI	0	[4]	0	[1],[4]	0	[2],[4]	0	[1],[2],[4]	0	0	[4]	0	[4]	0	[4]	0	[1],[4]			0	0	[4],[5]	(231)
Settlements	(110)	[6]	(263)	[1]	(110)	[2],[6]	(263)	[1],[2]	43	0	[6]	0		0	[6]	0	[1]
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(594)		(3,127)	[1]	(576)	[2]	(3,119)	[1],[2]	0	(2)		(2)		(18)		(8)	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	$ 2,643	[2],[3]	$ 2,921	[1],[2],[3]	$ 2,653	[2],[3]	$ 2,920	[1],[2],[3]	$ 0	$ 0	[2],[3]	$ 2	[2],[3]	$ (10)	[2],[3]	$ 1	[1],[2],[3]
Fair Value Measurements, Significant Assumptions																		Interest rate volatility
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value Relationships of Change																		Decrease	[7]

[1]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).
[3]	All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.
[4]	All amounts are before income taxes and amortization of DAC.
[5]	Includes fair value of reinsurance recoverables of approximately $495 and $900 as of December 31, 2013 and 2012, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 13 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.
[6]	Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See Note 4 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.
[7]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.